Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended
	May 31, 2023	Nov. 30, 2022	Nov. 30, 2021
Lease Term	12 months
Mallinckrodt LLC [Member]
Deferred revenue		$ 0	$ 0